Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 15, 2019	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020	Jul. 03, 2023	Jul. 03, 2017
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		5,911,428	5,911,428	5,911,428
Common stock, shares outstanding		5,911,428	5,911,428	5,911,428
Voting rights		one	one
Preferred stock, shares authorized		200,000	200,000	200,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		106,378	106,378	106,378
Preferred stock, shares outstanding		106,378	106,378	106,378
Dividend rate	8.00%	8.00%
Dividend rate terms	3 years	3 years
Issue price per share (in Dollars per share)	$ 1,000		$ 1,000
Cumulative dividends in arrears on preferred stock (in Dollars)		$ 37,035	$ 34,784	$ 26,769
Shares issued		2,069,000				2,069,000
Maximum [Member]
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) [Line Items]
Dividend rate	10.00%
Minimum [Member]
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) [Line Items]
Dividend rate	6.00%
Common Stock [Member]
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) [Line Items]
Common stock, shares issued		5,911,428	5,911,428	5,911,428
Common stock, shares outstanding		5,911,428	5,911,428	5,911,428
Forecast [Member]
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) [Line Items]
Denominator price per share (in Dollars per share)					$ 0.95
Redeemable Common Stock [Member]
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		2,069,000	2,069,000	2,069,000
Common stock, shares outstanding		2,069,000	2,069,000	2,069,000
Excess Stock, Shares Issued		5,911,428	5,911,428	5,911,428
Excess Stock, Shares Outstanding		5,911,428	5,911,428	5,911,428